Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2012
Foreign Activities [Abstract]
Schedule Of Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥619,303	¥355,005	¥482,588	¥165,416	¥5,227,277
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	223,294	224,429	273,028	36,334	1,297,024
Net income attributable to Mitsubishi UFJ Financial Group	189,751	201,813	199,093	241,445	36,560	868,662
Total assets at end of fiscal year	149,023,436	21,621,462	15,804,022	8,421,156	5,211,386	200,081,462
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities

	2011	2012
	(in millions)
Cash and due from banks	¥304,188	¥380,452
Interest-earning deposits in other banks	5,132,127	4,545,991

Total	¥5,436,315	¥4,926,443

Trading account assets	¥18,393,393	¥24,433,087

Investment securities	¥5,897,677	¥5,087,060

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥19,962,692	¥24,119,872

Deposits	¥20,918,476	¥24,589,627

Funds borrowed:
Call money, funds purchased	¥213,930	¥364,044
Payables under repurchase agreements	5,870,083	5,767,721
Payables under securities lending transactions	270,189	72,327
Other short-term borrowings	1,469,984	1,859,186
Long-term debt	3,430,606	2,943,884

Total	¥11,254,792	¥11,007,162

Trading account liabilities	¥3,338,947	¥5,276,219